GOODWILL (Table)	12 Months Ended
Dec. 31, 2017
GOODWILL
Schedule of goodwill

		2017	2016
	Notes	$ million	$ million
Cost
At 1 January		2,188	2,012
Exchange adjustment		51	(35)
Acquisitions	21	132	211
At 31 December		2,371	2,188
Impairment
At 1 January and 31 December		–	–
Net book amounts		2,371	2,188

Management has identified four CGUs in applying the provisions of IAS 36 Impairment of Assets: Orthopaedics (Reconstruction and Trauma), Other Surgical Devices, Advanced Wound Care & Devices and Bioactives.

For the purpose of goodwill impairment testing, the Advanced Wound Care & Devices and Bioactives CGUs have been aggregated (Advanced Wound Management), as this is the level at which goodwill is monitored and level at which the economic benefits relating to the goodwill within these CGUs is realised.

Goodwill is allocated to the Group’s CGUs as follows:

	2017	2016
	$ million	$ million
Orthopaedics	566	551
Other Surgical Devices	1,501	1,351
Advanced Wound Management	304	286
	2,371	2,188